High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 89 .87%
BANK LOANS — 13 .59% *
Communications — 3 .17%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
1
$ 911,400 $ 902,222
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.36% 07/17/25
1
5,134,276 5,063,679
Diamond Sports Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.36% 08/24/26
1
5,512,571 2,589,365
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.75% 08/02/27
1
723,350 724,949
Frontier Communications holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/01/28
1
3,771,500 3,774,329
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 3.25%)
5.25% 05/31/25
1
1,235,675 1,262,932
GTT Communications, Inc.,
Term Loan B, 1st Lien
(PRIME plus 3.75%)
7.00% 05/30/25
1
1,082,463 973,936
Intelsat Jackson Holdings SA,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 4.75%)
5.75% 10/13/22
1,2,3
6,416,667 6,426,709
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
1,2
1,329,300 1,331,167
MacDonald Dettwiler & Associates Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.86% 10/04/24
1
1,890,818 1,879,000
National CineMedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 06/20/25
1
764,978 692,187
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
7.10% 10/19/26
1
875,000 860,125
26,480,600
Consumer Discretionary — 0 .90%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.13%)
3.88% 12/23/27
1
1,910,563 1,901,010
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Landry's,
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.00% 10/04/23
1
$ 56,625 $ 60,872
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/01/28
1
3,821,125 3,829,302
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 03/31/28
1
1,716,375 1,700,285
7,491,469
Entertainment — 0 .68%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
1
5,159,545 4,009,302
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
1
1,418,826 1,701,705
5,711,007
Finance — 0 .13%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.85% 02/27/26
1,2
1,076,832 1,070,441
Food — 0 .45%
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.85% 07/20/25
1
3,816,180 3,723,962
Gaming — 0 .48%
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 12/27/24
1
2,042,882 2,037,775
Golden Nugget,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.25% 10/04/23
1
1,932,429 1,923,636
3,961,411
Health Care — 2 .26%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.75% 11/08/27
1
1,736,897 1,738,165
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
1
4,557,137 4,557,775

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 08/01/27
1
$ 3,713,903 $ 3,670,674
Endo Luxembourg Finance Co.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.75% 03/27/28
1
558,903 545,037
eResearchTechnology, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/04/27
1
861,256 865,265
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.75% 07/03/28
1
2,773,182 2,777,605
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.50% 07/03/28
1
690,940 692,042
Phoenix Newco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.50% 11/15/28
1
4,000,000 4,005,520
18,852,083
Industrials — 2 .72%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.86% 07/01/26
1
2,976,676 2,961,048
Charter NEX U.S., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/01/27
1
2,593,800 2,602,515
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/26/27
1
1,477,500 1,381,470
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/03/24
1
2,447,253 2,419,501
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 08/03/26
1
2,307,232 2,289,928
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/03/25
1
2,600,383 2,606,481
Titan Acquisition, Ltd.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.35% 03/28/25
1
915,967 902,291
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/30/24
1
$ 1,615,155 $ 1,450,409
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
1
921,200 910,049
Trident TPI Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 10/17/24
1
3,455,013 3,460,144
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
1
1,720,347 1,681,639
22,665,475
Information Technology — 1 .20%
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 12/16/25
1
1,042,125 1,044,079
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.97% 06/11/25
1
1,637,492 1,634,086
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 04/24/28
1
1,047,375 1,045,579
Scientific Games International, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
2.85% 08/14/24
1
1,872,679 1,868,878
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 03/06/28
1
2,729,375 2,741,507
TierPoint LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/05/26
1
1,704,340 1,707,178
10,041,307
Insurance — 0 .24%
Acrisure LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.72% 02/15/27
1
1,979,849 1,961,040
Real Estate Investment Trust (REIT) — 0 .15%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 07/01/28

1,274,636 1,270,767

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail — 0 .24%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
5.50% 04/20/28
1
$ 430,000 $ 446,316
Aveanna Healthcare LLC,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.75% 07/17/28
1
297,170 296,268
Tacala Investment Corp.,
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
8.25% 02/04/28
1
1,249,500 1,249,244
1,991,828
Services — 0 .49%
AECOM,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.50% 01/29/27
1
1,736,875 1,740,131
PowerTeam Services LLC,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25% 03/06/26
1,4,5
2,402,000 2,377,980
4,118,111
Transportation — 0 .48%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.00% 09/01/27
1
4,000,000 3,995,000
Total Bank Loans
(Cost $112,645,574) 113,334,501
CORPORATES — 76 .28% *
Automotive — 0 .62%
Ford Motor Credit Co. LLC
2.90% 02/16/28 5,160,000 5,190,041
Communications — 18 .72%
Altice France SA
(France)
5.50% 10/15/29
2,6
4,805,000 4,762,915
AT&T, Inc.
3.55% 09/15/55 3,250,000 3,244,532
4.50% 05/15/35 4,043,000 4,674,595
Block Communications, Inc.
4.88% 03/01/28
6
2,272,000 2,283,360
Cable One, Inc.
4.00% 11/15/30
6
1,565,000 1,549,350
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50% 05/01/26
6
8,121,000 8,384,932
Cogent Communications Group, Inc.
3.50% 05/01/26
6
4,025,000 4,089,273
CommScope, Inc.
4.75% 09/01/29
6
4,000,000 3,988,800
6.00% 03/01/26
6
2,844,000 2,933,145
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
CSC Holdings LLC
3.38% 02/15/31
6
$ 2,500,000 $ 2,346,754
4.50% 11/15/31
6
6,800,000 6,733,812
6.50% 02/01/29
6
2,141,000 2,295,216
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
6
6,975,000 3,531,094
6.63% 08/15/27
6
5,004,000 1,413,630
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
6
4,495,000 4,607,440
DISH DBS Corp.
5.25% 12/01/26
6
4,034,000 4,105,241
7.38% 07/01/28 2,552,000 2,597,874
DISH Network Corp.
3.38% 08/15/26 5,120,000 4,859,151
Gray Escrow II, Inc.
5.38% 11/15/31
6
4,050,000 4,174,593
Intelsat Jackson Holdings SA
(Luxembourg)
5.50% 08/01/23
2,7,8
6,350,000 2,882,329
8.50% 10/15/24
2,6,7,8
2,853,000 1,328,428
9.75% 07/15/25
2,6,7,8
4,051,000 1,872,890
Intelsat Luxembourg SA
(Luxembourg)
8.13% 06/01/23
2,7,8
2,545,000 22,269
Lamar Media Corp.
3.75% 02/15/28 1,745,000 1,758,322
Level 3 Financing, Inc.
3.63% 01/15/29
6
4,000,000 3,836,112
3.75% 07/15/29
6
6,000,000 5,709,720
4.25% 07/01/28
6
3,000,000 2,997,574
Lumen Technologies, Inc.
4.00% 02/15/27
6
1,956,000 1,986,339
5.38% 06/15/29
6
5,301,000 5,309,216
National CineMedia LLC
5.75% 08/15/26 4,132,000 3,220,068
5.88% 04/15/28
6
3,702,000 3,327,783
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63% 03/15/30
6
445,000 446,112
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
6
3,782,000 4,332,639
Sinclair Television Group, Inc.
4.13% 12/01/30
6
6,970,000 6,614,635
Sirius XM Radio, Inc.
5.50% 07/01/29
6
362,000 391,251
Sprint Corp.
7.88% 09/15/23 10,307,000 11,365,787
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
6
7,850,000 8,666,203
T-Mobile USA, Inc.
2.25% 02/15/26 8,657,000 8,687,594
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
2,6
3,175,000 3,200,232

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Vmed O2 UK Financing I PLC
(United Kingdom)
4.75% 07/15/31
2,6
$ 602,000 $ 610,615
Zayo Group Holdings, Inc.
4.00% 03/01/27
6
5,013,000 4,947,405
156,089,230
Consumer Discretionary — 0 .87%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
2,6
675,000 732,018
BAT Capital Corp.
5.28% 04/02/50 2,273,000 2,579,385
Edgewell Personal Care Co.
5.50% 06/01/28
6
1,085,000 1,152,943
Everi Holdings, Inc.
5.00% 07/15/29
6
815,000 829,263
Primo Water Holdings, Inc.
4.38% 04/30/29
6
2,000,000 1,983,280
7,276,889
Consumer Products — 0 .40%
Newell Brands, Inc.
4.35% 04/01/23 1,325,000 1,366,406
4.88% 06/01/25 1,800,000 1,964,250
3,330,656
Electric — 0 .94%
FirstEnergy Corp.
2.65% 03/01/30 6,886,000 6,817,140
FirstEnergy Corp.,
Series C
5.35% 07/15/47 148,000 176,778
Jersey Central Power & Light Co.
2.75% 03/01/32
6
800,000 814,543
7,808,461
Energy — 8 .96%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
6
5,267,000 5,523,766
DCP Midstream Operating LP
5.60% 04/01/44 754,000 938,598
Endeavor Energy Resources LP/EER Finance, Inc.
5.75% 01/30/28
6
1,904,000 2,032,520
Energy Transfer LP
5.00% 05/15/50 840,000 968,903
5.35% 05/15/45 820,000 949,317
5.40% 10/01/47 500,000 590,643
Energy Transfer LP,
Series B
6.63% 02/15/70
9
5,263,000 5,006,008
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 4,247,000 4,453,298
Hess Corp.
5.60% 02/15/41 1,047,000 1,295,891
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
6
5,270,000 5,439,016
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Occidental Petroleum Corp.
0.00% 10/10/36
10
$ 19,685,000 $ 11,202,537
4.40% 08/15/49 4,300,000 4,383,248
Petroleos Mexicanos
(Mexico)
6.75% 09/21/47
2
524,000 466,085
7.69% 01/23/50
2
425,000 410,964
Rockies Express Pipeline LLC
4.80% 05/15/30
6
650,000 682,297
6.88% 04/15/40
6
2,984,000 3,380,663
Ruby Pipeline LLC
8.00% 04/01/22
4,5,6
4,309,545 4,045,724
SM Energy Co.
6.50% 07/15/28 1,907,000 1,989,402
6.63% 01/15/27 910,000 949,813
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
5.50% 03/01/30 1,300,000 1,426,685
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 4,789,000 4,753,083
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
2,6
3,019,495 3,057,148
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
2,6
1,076,690 1,053,584
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
2,6
2,651,500 2,619,629
Transocean Sentry Ltd.
(Cayman Islands)
5.38% 05/15/23
2,6
1,249,738 1,212,246
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 1,289,000 1,341,971
Valaris Ltd.,
Series 1145, PIK
(Bermuda)
8.25% 04/30/28
2,11
111,000 115,673
Venture Global Calcasieu Pass LLC
4.13% 08/15/31
6
4,188,000 4,473,895
74,762,607
Entertainment — 1 .26%
Banijay Entertainment SASU
(France)
5.38% 03/01/25
2,6
252,000 258,570
Cinemark USA, Inc.
5.25% 07/15/28
6
3,825,000 3,738,172
WMG Acquisition Corp.
3.75% 12/01/29
6
6,500,000 6,491,875
10,488,617

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance — 2 .68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.50% 01/15/25
2
$ 450,000 $ 470,076
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,6
3,485,000 3,387,719
Ford Motor Credit Co. LLC
2.98% 08/03/22 1,805,000 1,816,525
3.22% 01/09/22 5,000,000 5,006,350
3.34% 03/28/22 950,000 953,604
(LIBOR USD 3-Month plus 1.27%)
1.49% 03/28/22
1
5,660,000 5,657,481
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
6
5,000,000 5,081,548
22,373,303
Food — 5 .67%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
2,6
2,960,000 3,030,768
5.50% 01/15/30
2,6
5,250,000 5,718,195
JBS USA LUX SA/JBS USA Food Co/JBS USA Finance, Inc.
(Canada)
3.00% 05/15/32
2,6
7,525,000 7,506,188
Kraft Heinz Foods Co.
3.00% 06/01/26 13,040,000 13,660,931
Nathan's Famous, Inc.
6.63% 11/01/25
6
696,000 709,940
Pilgrim's Pride Corp.
3.50% 03/01/32
6
8,331,000 8,457,030
Post Holdings, Inc.
4.50% 09/15/31
6
2,615,000 2,604,200
5.50% 12/15/29
6
2,565,000 2,699,124
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
6
696,000 687,404
Smithfield Foods, Inc.
5.20% 04/01/29
6
1,950,000 2,229,294
47,303,074
Gaming — 0 .40%
Caesars Entertainment, Inc.
4.63% 10/15/29
6
1,109,000 1,117,133
6.25% 07/01/25
6
1,053,000 1,106,717
Churchill Downs, Inc.
4.75% 01/15/28
6
1,100,000 1,140,387
3,364,237
Health Care — 9 .56%
180 Medical, Inc.
3.88% 10/15/29
6
5,250,000 5,328,487
Cano Health LLC
6.25% 10/01/28
6
1,352,000 1,353,937
Centene Corp.
2.45% 07/15/28 10,285,000 10,189,658
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
3.00% 10/15/30 $ 97,000 $ 98,769
4.63% 12/15/29 3,241,000 3,500,896
Encompass Health Corp.
4.63% 04/01/31 2,800,000 2,863,188
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
2,6
10,738,000 8,164,101
9.50% 07/31/27
2,6
542,000 552,027
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
2,6
4,037,000 4,082,552
HCA, Inc.
7.69% 06/15/25 1,650,000 1,951,125
HCA, Inc.
(MTN)
7.58% 09/15/25 1,650,000 1,962,746
Hill-Rom Holdings, Inc.
4.38% 09/15/27
6
1,160,000 1,212,925
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
6
2,800,000 2,865,704
ModivCare, Inc.
5.88% 11/15/25
6
2,140,000 2,249,568
Molina Healthcare, Inc.
3.88% 11/15/30
6
7,845,000 8,159,237
3.88% 05/15/32
6
1,600,000 1,622,910
4.38% 06/15/28
6
7,014,000 7,269,082
Mozart Debt Merger Sub, Inc.
3.88% 04/01/29
6
1,250,000 1,246,577
Option Care Health, Inc.
4.38% 10/31/29
6
4,657,000 4,682,675
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
6
1,287,000 1,346,813
Par Pharmaceutical, Inc.
7.50% 04/01/27
6
244,000 249,717
Prime Healthcare Services, Inc.
7.25% 11/01/25
6
2,250,000 2,390,625
Teleflex, Inc.
4.25% 06/01/28
6
3,900,000 4,023,338
Tenet Healthcare Corp.
4.63% 09/01/24
6
2,307,000 2,364,569
79,731,226
Industrials — 8 .91%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
2,6
6,422,000 6,514,413
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Ireland)
4.13% 08/15/26
2,6
8,927,000 9,139,016
Artera Services LLC
9.03% 12/04/25
6
3,484,000 3,681,310
Ball Corp.
3.13% 09/15/31 2,744,000 2,722,452
4.00% 11/15/23 3,960,000 4,143,150
4.88% 03/15/26 3,895,000 4,294,238
5.25% 07/01/25 1,254,000 1,383,933

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Clean Harbors, Inc.
4.88% 07/15/27
6
$ 2,152,000 $ 2,218,712
Energizer Holdings, Inc.
4.38% 03/31/29
6
920,000 902,474
4.75% 06/15/28
6
2,140,000 2,177,450
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
1
1,300,000 1,128,841
Graham Packaging Co., Inc.
7.13% 08/15/28
6
2,466,000 2,554,090
Graphic Packaging International LLC
3.50% 03/15/28
6
5,185,000 5,243,112
4.75% 07/15/27
6
2,571,000 2,792,749
4.88% 11/15/22 566,000 576,499
II-VI, Inc.
5.00% 12/15/29
6
1,931,000 1,975,619
Intertape Polymer Group, Inc.
(Canada)
4.38% 06/15/29
2,6
3,256,000 3,260,279
Mauser Packaging Solutions Holding Co.
7.25% 04/15/25
6
382,000 383,394
OT Merger Corp.
7.88% 10/15/29
6
6,558,000 6,393,603
Ritchie Bros Holdings, Inc.
4.75% 12/15/31
6
3,257,000 3,401,002
Sealed Air Corp.
4.00% 12/01/27
6
815,000 852,694
5.50% 09/15/25
6
4,898,000 5,426,879
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
2,6
2,195,000 2,238,900
Trident TPI Holdings, Inc.
9.25% 08/01/24
6
875,000 916,306
74,321,115
Information Technology — 0 .96%
Booz Allen Hamilton, Inc.
4.00% 07/01/29
6
2,000,000 2,068,127
Clarivate Science Holdings Corp.
3.88% 07/01/28
6
500,000 504,613
MSCI, Inc.
3.63% 09/01/30
6
870,000 890,915
NCR Corp.
5.13% 04/15/29
6
2,403,000 2,488,250
5.25% 10/01/30
6
117,000 120,392
Science Applications International Corp.
4.88% 04/01/28
6
1,912,000 1,964,690
8,036,987
Insurance — 0 .77%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
6
4,075,000 3,978,479
AmWINS Group, Inc.
4.88% 06/30/29
6
2,421,000 2,458,125
6,436,604
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials — 2 .76%
Allegheny Technologies, Inc.
5.13% 10/01/31 $ 823,000 $ 833,288
Clearwater Paper Corp.
4.75% 08/15/28
6
2,671,000 2,732,389
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
2,6
6,153,000 6,166,815
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
2,6
3,300,000 3,242,018
SCIL IV LLC/SCIL USA Holdings LLC
5.38% 11/01/26
6
395,000 407,847
Unifrax Escrow Issuer Corp.
5.25% 09/30/28
6
6,050,000 6,150,857
7.50% 09/30/29
6
3,409,000 3,465,539
22,998,753
Real Estate Investment Trust (REIT) — 2 .22%
American Assets Trust LP
3.38% 02/01/31 3,810,000 3,909,780
CyrusOne LP/CyrusOne Finance Corp.
1.45% 01/22/27 1,750,000 2,033,538
GLP Capital LP/GLP Financing II, Inc.
5.75% 06/01/28 3,238,000 3,743,193
Iron Mountain Information Management Services, Inc.
5.00% 07/15/32
6
1,258,000 1,289,098
Iron Mountain, Inc.
5.25% 07/15/30
6
934,000 985,946
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.63% 06/15/25
6
2,990,000 3,194,167
SL Green Operating Partnership LP
3.25% 10/15/22 3,275,000 3,326,310
18,482,032
Retail — 4 .40%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
3.50% 02/15/29
2,6
5,195,000 5,145,327
Asbury Automotive Group, Inc.
5.00% 02/15/32
6
1,815,000 1,879,962
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
6
4,111,000 4,188,081
FirstCash, Inc.
4.63% 09/01/28
6
1,250,000 1,252,713
5.63% 01/01/30
6
4,000,000 4,081,162
Golden Nugget, Inc.
6.75% 10/15/24
6
5,021,000 5,027,324
Michaels Cos., Inc. (The)
7.88% 05/01/29
6
11,970,000 11,810,859
Sonic Automotive, Inc.
4.88% 11/15/31
6
3,228,000 3,261,744
36,647,172
Services — 5 .10%
Adtalem Global Education, Inc.
5.50% 03/01/28

2,506,000 2,454,291

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./
Atlas Luxco 4 SARL
(Canada)
4.63% 06/01/28
2,6
$ 1,550,000 $ 1,536,047
Carriage Services, Inc.
4.25% 05/15/29
6
1,900,000 1,904,956
Gartner, Inc.
3.63% 06/15/29
6
1,000,000 1,013,107
GFL Environmental, Inc.
(Canada)
3.75% 08/01/25
2,6
2,000,000 2,022,480
4.25% 06/01/25
2,6
1,585,000 1,632,550
4.38% 08/15/29
2,6
2,220,000 2,202,551
HealthEquity, Inc.
4.50% 10/01/29
6
4,251,000 4,232,766
Hertz Corp. (The)
4.63% 12/01/26
6
3,567,000 3,589,294
5.00% 12/01/29
6
1,472,000 1,483,040
IHS Markit Ltd.
(Bermuda)
4.75% 02/15/25
2,6
1,420,000 1,549,745
5.00% 11/01/22
2,6
3,071,000 3,171,376
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
6
4,011,000 3,869,615
Rent-A-Center, Inc.
6.38% 02/15/29
6
1,950,000 2,042,625
Service Corp. International/U.S.
4.63% 12/15/27 946,000 988,745
Waste Pro USA, Inc.
5.50% 02/15/26
6
6,578,000 6,551,951
WW International, Inc.
4.50% 04/15/29
6
2,410,000 2,309,025
42,554,164
Transportation — 1 .08%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(Canada)
5.75% 04/20/29
2,6
2,350,000 2,521,392
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90% 04/19/22 100,147 100,505
Delta Air Lines, Inc./SkyMiles IP Ltd.
(Canada)
4.75% 10/20/28
2,6
1,880,000 2,054,430
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.50% 06/20/27
6
1,826,000 1,955,088
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 805,321 816,085
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 $ 1,457,507 $ 1,530,770
8,978,270
Total Corporates
(Cost $627,886,937) 636,173,438
Total Bonds — 89 .87%
(Cost $740,532,511)
749,507,939
Issues Shares Value
COMMON STOCK — 0 .50%
Electric — 0 .00%
Homer City Holdings LLC
†,4,5,7,12
502,908 —
Energy — 0 .06%
Valaris Ltd.
7
15,493 557,748
Transportation — 0 .44%
Hertz Global Holdings, Inc.
7
150,000 3,663,750
Total Common Stock
(Cost $29,420,861) 4,221,498
WARRANT — 0 .02%
Entertainment — 0 .02%
Cineworld Group PLC
2,7
(United Kingdom) 288,340 156,217
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8 .51%
Money Market Funds — 3 .11%
Dreyfus Government Cash Management Fund
0.03%
13
3,302,000 3,302,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
13
1,113,506 1,113,506
JPMorgan U.S. Government Money Market Fund
0.01%
13
1,380,000 1,380,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
13
20,179,000 20,179,000
25,974,506
U.S. Treasury Bills — 5 .40%
U.S. Treasury Bills
0.04%
14
03/03/22 15,000,000 14,998,955
0.05%

04/21/22 10,000,000 9,997,675

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.18%
14
06/23/22 $ 20,000,000 $ 19,983,084
44,979,714
Total Short-Term Investments
(Cost $70,955,243) 70,954,220
Total Investments - 98.90%
(Cost $840,908,615) 824,839,874
Net unrealized appreciation on unfunded commitments
- 0.00% 15,839
Cash and Other Assets, Less Liabilities - 1.10% 9,200,964
Net Assets - 100.00% $ 834,056,677
1
Floating rate security. The rate disclosed was in effect at December 31, 2021.
2
Foreign denominated security issued by foreign domiciled entity.
3
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $1,285,342, at an interest rate of 3.60% and a maturity of October 13, 2022. The investment is accruing an unused commitment fee of
1.58% per annum.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $6,423,704, which is 0.77% of total net assets.
6
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
10
Zero coupon bond. The rate shown is the effective yield as of December 31, 2021.
11
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.25% cash or 12.00% payment-in-kind interest.
12
Affiliated investment.
13
Represents the current yield as of December 31, 2021.
14
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PIK): Payment In Kind
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 2,964,000 USD 3,353,230 Goldman Sachs International 01/07/22 $ 17,900
USD 3,402,221 EUR 2,964,000 Goldman Sachs International 01/07/22 31,091
48,991
USD 3,331,608 EUR 2,940,000 Goldman Sachs International 04/08/22 (18,868)
NET UNREALIZED APPRECIATION $ 30,123
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 493 03/31/22 $ 59,641,446 $ 215,351 $ 215,351
U.S. Treasury Ultra Bond 15 03/22/22 2,956,875 52,818 52,818
62,598,321 268,169 268,169
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 226 03/22/22 (33,094,875) (372,557) (372,557)
TOTAL FUTURES CONTRACTS $ 29,503,446 $ (104,388) $ (104,388)

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30 5.00% 3 Months
Citigroup Global
Markets Inc. 06/20/23 $ 1,985,000 $ 100,360 $ 95,459 $ 4,901
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/23 3,995,000 249,582 240,949 8,633
TOTAL $ 349,942 $ 336,408 $ 13,534
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
HIGH YIELD BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 25,974,506 $ — $ — $ 25,974,506
U.S. Treasury Bills 44,979,714 — — 44,979,714
Long-Term Investments:
Bank Loans — 110,956,521 2,377,980 113,334,501
Common Stock 4,221,498 — — 4,221,498
Corporates — 632,127,714 4,045,724 636,173,438
Warrant 156,217 — — 156,217
Other Financial Instruments
*
Assets:
Credit contracts — 249,582 100,360 349,942
Foreign currency exchange contracts — 48,991 — 48,991
Interest rate contracts 268,169 — — 268,169
Liabilities:
Foreign currency exchange contracts — (18,868) — (18,868)
Interest rate contracts (372,557) — — (372,557)
Total $ 75,227,547 $ 743,363,940 $ 6,524,064 $ 825,115,551
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
HIGH YIELD
BOND FUND
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
Balance as of
April 1, 2021 $ 2,009,394 $ — $ 1,124,446 $ —
Accrued discounts/premiums 1,221 — 342,236 (28,656)
Realized gain 4,041 — 8,056 —
Change in unrealized appreciation (depreciation)* (12,861) — (13,004) 4,902
Purchases 841,185 — 2,697,209 124,114
Sales (465,000) — (113,219) —
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2021
$ 2,377,980 $ — $ 4,045,724 $ 100,360
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $(20,119) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
HIGH YIELD BOND FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Bank Loans $2,377,980 Third-Party Vendor Vendor Prices $99.00 $99.00
Common Stock $— Broker Quote Offered Quote $— $—
Corporate Securities $4,045,724 Third-Party Vendor Vendor Prices $93.88 $93.88
Credit Default Swaps $100,360 Broker Quote Offered Quote $— $—
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2021 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $ — $ — $ — $ — $ — $ — $ —

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
COMMITMENTS AND CONTINGENCIES
The High Yield Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2021:
HIGH YIELD BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
Intelsat Jackson Holdings SA, Delayed-Draw Term Loan, 1st Lien October 2022 $ 1,285,342 $ 15,839
Total Unfunded Commitments $ 1,285,342 $ 15,839